BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund

(the “Fund”)

Supplement dated January 13, 2023

to the Prospectus dated October 28, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Effective immediately, Rakesh Bordia is added as a portfolio manager of the portion of the assets of the Fund managed by Pzena Investment Management, LLC (“Pzena’s Allocated Portion of the Fund”). Caroline Cai, Allison Fisch and John Goetz continue to serve as portfolio managers of Pzena’s Allocated Portion of the Fund.

Accordingly, effective immediately, the Prospectus is hereby supplemented and revised as follows:

1.	The table entitled “Pzena” in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section” for the Fund is replaced with the following:

Portfolio Managers	Position with Pzena	Length of Service to the Fund

Caroline Cai	Managing Principal, Portfolio Manager	Since November 2016

Allison Fisch	Principal, Portfolio Manager	Since November 2016

John Goetz	Managing Principal, Co-Chief Investment Officer and Portfolio Manager	Since November 2016

Rakesh Bordia	Principal and Portfolio Manager	Since January 2023

2.

The sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers – International Equity Fund – Pzena – Portfolio Managers” under the section entitled “Management of the Funds” is replaced with the following:

Portfolio Managers:

Caroline Cai, Allison Fisch, and John Goetz have been portfolio managers of the International Equity Fund since November 2016. Rakesh Bordia has been a portfolio manager of the International Equity Fund since January 2023.

Ms. Cai joined Pzena in 2004 and currently serves as a Managing Principal and Portfolio Manager for Pzena. Ms. Cai holds a B.A., summa cum laude, in Mathematics and Economics from Bryn Mawr College and is a Chartered Financial Analyst.

Ms. Fisch joined Pzena in 2001 and currently serves as a Principal and Portfolio Manager for Pzena. Ms. Fisch holds a B.A., summa cum laude, in Psychology and a minor in Drama from Dartmouth College.

Mr. Goetz joined Pzena in 1996 and currently serves as Co-Chief Investment Officer, Managing Principal and Portfolio Manager for Pzena. Mr. Goetz holds a B.A., summa cum laude, in Mathematics and Economics from Wheaton College and an M.B.A. from the Kellogg School of Management at Northwestern University.

Mr. Bordia joined Pzena in 2007 and currently serves as a Principal and Portfolio Manager for Pzena. Mr. Bordia holds a B.Tech in Computer Science and Engineering from the Indian Institute of Technology, Kanpur, India and an M.B.A. from the Indian Institute of Management, Ahmedabad, India.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder Tax Managed International Equity Fund

(the “Fund”)

Supplement dated January 13, 2023

to the Prospectus dated October 28, 2022

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Effective immediately, Rakesh Bordia is added as a portfolio manager of the portion of the assets of the Fund managed by Pzena Investment Management, LLC (“Pzena’s Allocated Portion of the Fund”). Caroline Cai, Allison Fisch and John Goetz continue to serve as portfolio managers of Pzena’s Allocated Portion of the Fund.

Accordingly, effective immediately, the Prospectus is hereby supplemented and revised as follows:

1.	The table entitled “Pzena” in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section” for the Fund is replaced with the following:

Portfolio Managers	Position with Pzena	Length of Service to the Fund

Caroline Cai	Managing Principal, Portfolio Manager	Since Inception

Allison Fisch	Principal, Portfolio Manager	Since Inception

John Goetz	Managing Principal, Co-Chief Investment Officer and Portfolio Manager	Since Inception

Rakesh Bordia	Principal and Portfolio Manager	Since January 2023

2.

The sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers – International Equity Fund – Pzena – Portfolio Managers” under the section entitled “Management of the Funds” is replaced with the following:

Portfolio Managers:

Caroline Cai, Allison Fisch, and John Goetz have been portfolio managers of the International Equity Fund since its inception. Rakesh Bordia has been a portfolio manager of the International Equity Fund since January 2023.

Ms. Cai joined Pzena in 2004 and currently serves as a Managing Principal and Portfolio Manager for Pzena. Ms. Cai holds a B.A., summa cum laude, in Mathematics and Economics from Bryn Mawr College and is a Chartered Financial Analyst.

Ms. Fisch joined Pzena in 2001 and currently serves as a Principal and Portfolio Manager for Pzena. Ms. Fisch holds a B.A., summa cum laude, in Psychology and a minor in Drama from Dartmouth College.

Mr. Goetz joined Pzena in 1996 and currently serves as Co-Chief Investment Officer, Managing Principal and Portfolio Manager for Pzena. Mr. Goetz holds a B.A., summa cum laude, in Mathematics and Economics from Wheaton College and an M.B.A. from the Kellogg School of Management at Northwestern University.

Mr. Bordia joined Pzena in 2007 and currently serves as a Principal and Portfolio Manager for Pzena. Mr. Bordia holds a B.Tech in Computer Science and Engineering from the Indian Institute of Technology, Kanpur, India and an M.B.A. from the Indian Institute of Management, Ahmedabad, India.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund (the “Fund”)

Supplement dated January 13, 2023

to the Statement of Additional Information (“SAI”)

dated October 28, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective immediately, Rakesh Bordia is added as a portfolio manager of the portion of the assets of the Fund managed by Pzena Investment Management, LLC (“Pzena’s Allocated Portion of the Fund”). Caroline Cai, Allison Fisch and John Goetz continue to serve as portfolio managers of Pzena’s Allocated Portion of the Fund.

Accordingly, effective immediately, the SAI is hereby supplemented and revised as follows:

The sub-section entitled “Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – International Equity Fund – Pzena Investment Management, LLC (“Pzena”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for the portfolio managers, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are based on account performance, this information is reflected below. Information is shown as of June 30, 2022, unless otherwise noted. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Caroline Cai	10	$2.4 billion	45	$13.5 billion	55	$11 billion
Allison Fisch	11	$2.4 billion	23	$1.9 billion	32	$6.3 billion
John Goetz	7	$1.4 billion	41	$12.6 billion	36	$7.5 billion
Rakesh Bordia[1]	3	$1.1 billion	8	$1.0 billion	20	$3.9 billion
Accounts Subject to Performance Fees
Caroline Cai	1	$175.0 million	3	$212.3 million	2	$287.0 million
Allison Fisch	1	$175.0 million	1	$30.9 million	0	$0
John Goetz	0	$0	3	$212.3 million	2	$287.0 million
Rakesh Bordia[1]	1	$172.9 million	0	$0	0	$0

1As of November 30, 2022.

As of June 30, 2022, for Mses. Cai and Fisch and Mr. Goetz, and as of November 30, 2022, for Mr. Bordia, the above-listed portfolio managers did not beneficially own any shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder Tax Managed International Equity Fund (the “Fund”)

Supplement dated January 13, 2023

to the Statement of Additional Information (“SAI”)

dated October 28, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective immediately, Rakesh Bordia is added as a portfolio manager of the portion of the assets of the Fund managed by Pzena Investment Management, LLC (“Pzena’s Allocated Portion of the Fund”). Caroline Cai, Allison Fisch and John Goetz continue to serve as portfolio managers of Pzena’s Allocated Portion of the Fund.

Accordingly, effective immediately, the SAI is hereby supplemented and revised as follows:

The sub-section entitled “Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Tax Managed International Equity Fund – Pzena Investment Management, LLC (“Pzena”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for the portfolio managers, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are based on account performance, this information is reflected below. Information is shown as of June 30, 2022, unless otherwise noted. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Caroline Cai	10	$2.4 billion	45	$13.5 billion	55	$11 billion
Allison Fisch	11	$2.4 billion	23	$1.9 billion	32	$6.3 billion
John Goetz	7	$1.4 billion	41	$12.6 billion	36	$7.5 billion
Rakesh Bordia[1]	3	$1.1 billion	8	$1.0 billion	20	$3.9 billion
Accounts Subject to Performance Fees
Caroline Cai	1	$175.0 million	3	$212.3 million	2	$287.0 million
Allison Fisch	1	$175.0 million	1	$30.9 million	0	$0
John Goetz	0	$0	3	$212.3 million	2	$287.0 million
Rakesh Bordia[1]	1	$172.9 million	0	$0	0	$0

1As of November 30, 2022.

As of June 30, 2022, for Mses. Cai and Fisch and Mr. Goetz, and as of November 30, 2022, for Mr. Bordia, the above-listed portfolio managers did not beneficially own any shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE